Summary of Significant Accounting Policies (Details Narrative) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025 JPY (¥) Segment	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
Number of operating segment | Segment	1
Number of reportable segment | Segment	1
Allowance for credit loss	¥ 203	¥ 7,246
Receivable writeoff	37,690
Receivable	84,424	81,983
Deferred offering costs	131,035	67,470
Advertising and marketing costs	¥ 49,559	¥ 55,034	¥ 9,977
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	8 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years